Tangible Assets - Impairments and Derecognitions of Tangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	$ 505	$ 104	$ 288
Accumulated amortisation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	505	104	253
Accumulated amortisation and impairments | First Uranium - Mine Waste Solutions | Discontinued operations | South African Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	89	93	13
Accumulated amortisation and impairments | TauTona
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	0	0	79
Accumulated amortisation and impairments | Kopanang
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	0	0	35
Accumulated amortisation and impairments | Surface Operations | Discontinued operations | South African Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	18	1	9
Accumulated amortisation and impairments | Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	0	0	112
Accumulated amortisation and impairments | Mponeng | Discontinued operations | South African Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	384	4	2
Accumulated amortisation and impairments | Covalent | Discontinued operations | South African Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	11	0	0
Accumulated amortisation and impairments | Obuasi
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	0	5	0
Accumulated amortisation and impairments | Siguiri
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	2	0	0
Accumulated amortisation and impairments | AGA Mineração
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	1	0	0
Accumulated amortisation and impairments | Other
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and derecognition of tangible assets	$ 0	$ 1	$ 3